Capital Structure (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Feb. 24, 2023	Feb. 25, 2022
Class of Stock [Line Items]
Conversion of Stock, Shares Converted	4.5	1.3
Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock repurchases, shares	0.4	4.1
Common stock repurchases	$ 3.9	$ 55.2
Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock repurchases, shares	0.0	0.0
Common stock repurchases	$ 0.0	$ 0.0